Property and Equipment, Net (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment, net, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Technology equipment	$13,170,295	$9,146,575
Software	459,742	139,508
Data center equipment and leasehold improvements	830,875	384,372
Furniture, fixtures, and other assets	12,949	8,684
Construction in progress	4,111,256	3,200,866
Total property and equipment	18,585,117	12,880,005
Less: accumulated depreciation and amortization	(1,953,607)	(965,231)
Total property and equipment, net	$16,631,510	$11,914,774

Property and equipment, net, consisted of the following (in thousands):

	December 31, 2023	December 31, 2024
Technology equipment	$1,298,127	$9,146,575
Software	14,937	139,508
Data center equipment and leasehold improvements	29,332	384,372
Furniture, fixtures, and other assets	1,717	8,684
Construction in progress	2,256,673	3,200,866
Total property and equipment	3,600,786	12,880,005
Less: accumulated depreciation and amortization	(116,796)	(965,231)
Total property and equipment, net	$3,483,990	$11,914,774

Asset Retirement Obligations
The following is a summary of activity relating to the liability for asset retirement obligations, included in other non-current liabilities on the consolidated balance sheets, which the Company expects to incur primarily in connection with the expected removal of certain equipment related to its data center fit outs (in thousands):

	December 31, 2023	December 31, 2024
Beginning balance	$—	$7,496
Additions	7,254	26,293
Accretion expense	242	2,364
Ending balance	$7,496	$36,153